Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Less: sales tax	¥ 1,634	$ 234	¥ 1,431	¥ 1,464
Total	389,049	55,653	335,643	300,533
Standard Programs
Segment Reporting Information [Line Items]
Revenue, Gross	269,792	38,594	255,147	201,876
Ivy Programs
Segment Reporting Information [Line Items]
Revenue, Gross	105,875	15,145	75,142	70,458
Special Programs and Others
Segment Reporting Information [Line Items]
Revenue, Gross	¥ 15,016	$ 2,148	¥ 6,785	¥ 29,663